 [CHAPMAN AND CUTLER LETTERHEAD]

June 3, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827, 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 216 and under the Investment Company Act of 1940, as amended, Amendment No. 217 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator MSCI Emerging Markets Power Buffer ETF – July, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective on June 14, 2019.

The Registrant made its initial filing with regard to the Fund pursuant to Rule 485(a) of the 1933 Act on February 6, 2019 (the “Previous Amendment”). Along with Fund, the Previous Amendment also related to Innovator MSCI Emerging Markets Buffer ETF – _____ and Innovator MSCI Emerging Markets Ultra Buffer ETF – ______ (the “Additional Funds”). The Additional Funds have not been included in the Amendment as the Registrant does not intend to continue with their registration at this time.

We believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures